Derivative Instruments - Summary of Derivative Instruments Options Outstanding (Detail) - Commodity contracts [member] $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($) $ / lb lb	Dec. 31, 2016 CAD ($) lb
Copper put option contracts matured in Q1 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Fair value asset | $	$ 13
Notional amount | lb	15
Strike price | $ / lb	2.70
Maturity date	Q1 2018
Copper put option contracts matured in Q2 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Fair value asset | $	$ 317
Notional amount | lb	15
Strike price | $ / lb	2.80
Maturity date	Q2 2018
Copper put option contracts matured in Q1 2017 [member]
Disclosure of detailed information about financial instruments [line items]
Fair value asset | $		$ 155
Notional amount | lb		20
Maturity date		Q1 2017
Strike price		US$2.10/lb and US$2.20/lb